RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	661	839	636
Professional services	1,210	1,821	1,752
Share-based payments	1,151	1,910	883
Clinical and pre-clinical trials	3,872	23,905	12,569
Intellectual property development	180	349	298
Other	205	674	353
	7,279	29,498	16,491